1
The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 92 .6%
Aerospace and Defense — 3 .9%
200 Hensoldt AG ............................................. $ 17,477
1,600 L3Harris Technologies Inc. ....................... 552,240
100,000 Rolls-Royce Holdings plc .......................... 1,498,315
7,000 Textron Inc. .............................................. 612,920
2,680,952
Automotive — 3 .9%
18,500 Daimler Truck Holding AG ......................... 886,762
20,000 Iveco Group NV ........................................ 442,459
35,000 Traton SE ................................................. 1,246,816
1,200 Volkswagen AG ........................................ 122,682
2,698,719
Automotive: Parts and Accessories — 0 .9%
2,000 Advance Auto Parts Inc. ............................ 105,500
7,000 Dana Inc. ................................................. 235,550
2,000 Genuine Parts Co. ..................................... 211,500
600 Linamar Corp. .......................................... 37,166
589,716
Broadcasting — 1 .0%
71,000 Canal+ SA ................................................ 187,810
20,000 Corus Entertainment Inc. , Cl. B † ............... 431
115,000 ITV plc ..................................................... 114,237
32,000 Sinclair Inc. .............................................. 414,080
716,558
Building and Construction — 2 .4%
400 Arcosa Inc. ............................................... 42,456
500 Chofu Seisakusho Co. Ltd. ........................ 6,288
6,600 Herc Holdings Inc. .................................... 657,030
6,000 Johnson Controls International plc ............ 785,700
2,000 Lennar Corp. , Cl. B ................................... 168,240
1,659,714
Business Services — 2 .2%
7,500 Havas NV ................................................. 129,946
7,500 ITOCHU Corp. .......................................... 93,310
32,000 JCDecaux SE ............................................ 683,523
1,500 Marubeni Corp. ........................................ 53,099
16,000 Matthews International Corp. , Cl. A ........... 413,120
1,500 Mitsubishi Corp. ....................................... 50,254
1,500 Mitsui & Co. Ltd. ...................................... 56,321
1,500 Sumitomo Corp. ....................................... 54,630
1,534,203
Cable and Satellite — 2 .3%
5,105 EchoStar Corp. , Cl. A † .............................. 597,642
22,000 Liberty Latin America Ltd. , Cl. A † .............. 190,080
595 Liberty Latin America Ltd. , Cl. C † .............. 5,248
20,500 Rogers Communications Inc. , Cl. B ........... 788,225
1,581,195
Shares
Market
Value
Computer Software and Services — 1 .0%
28,000 Hewlett Packard Enterprise Co. ................. $ 666,680
Consumer Products — 3 .7%
20,000 Energizer Holdings Inc. ............................. 328,400
20,000 Essity AB , Cl. A ......................................... 512,325
2,000 L'Oreal SA ................................................ 807,592
8,000 Salvatore Ferragamo SpA † ....................... 63,757
10,000 Scandinavian Tobacco Group A/S .............. 105,333
8,000 Spectrum Brands Holdings Inc. ................ 589,600
18,600 Unicharm Corp. ........................................ 109,053
2,516,060
Consumer Services — 0.0%
200 Boyd Group Inc. ....................................... 25,532
Diversified Industrial — 7 .9%
1,000 Aker ASA , Cl. A ......................................... 110,504
12,000 Bouygues SA ............................................ 685,327
2,000 Chart Industries Inc. † ............................... 413,500
1,200 Crane Co. ................................................. 205,200
2,500 Enpro Inc. ................................................ 626,625
100 GATX Corp. .............................................. 17,074
7,000 Hyster-Yale Inc. ........................................ 227,570
12,000 Jardine Matheson Holdings Ltd. ................ 853,800
15,000 Myers Industries Inc. ................................ 317,700
12,000 Nilfisk Holding A/S † ................................. 256,883
2,700 Park-Ohio Holdings Corp. ......................... 64,908
100 Rheinmetall AG ........................................ 166,962
3,000 Sulzer AG ................................................. 617,559
11,200 Sunbelt Rentals Holdings Inc. ................... 729,008
3,600 Svenska Cellulosa AB SCA , Cl. A ............... 41,527
2,500 Trinity Industries Inc. ................................ 80,450
5,414,597
Electronics — 5 .6%
92,000 Sony Group Corp. ..................................... 1,860,231
95,000 Sony Group Corp. , ADR ............................ 1,966,500
3,826,731
Energy and Utilities — 6 .9%
40,000 Bollore SE ................................................ 226,454
4,000 BP plc , ADR ............................................. 188,000
7,500 Cameco Corp. .......................................... 814,575
600 Cheniere Energy Inc. ................................ 170,256
2,000 Innovex International Inc. † ....................... 48,780
12,500 National Fuel Gas Co. ................................ 1,174,500
16,041 National Grid plc ....................................... 269,539
8,000 National Grid plc , ADR .............................. 676,800
17,000 Severn Trent plc ....................................... 695,287
10,500 Shell plc ................................................... 497,958
4,762,149
Entertainment — 3 .1%
13,000 Brightstar Lottery plc ................................ 165,620

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
17,000 Manchester United plc , Cl. A † ................... $ 285,940
2,100 Sphere Entertainment Co. † ....................... 246,540
44,000 Tencent Music Entertainment Group , ADR . 408,320
15,000 Ubisoft Entertainment SA † ........................ 66,491
13,500 Universal Music Group NV ........................ 259,572
155,000 Vivendi SE ................................................ 318,003
14,000 Warner Bros Discovery Inc. † .................... 384,440
2,134,926
Equipment and Supplies — 3 .7%
200 AMETEK Inc. ............................................ 42,872
5,000 Ardagh Metal Packaging SA ...................... 20,250
3,000 Graco Inc. ................................................ 253,950
36,000 Instalco AB .............................................. 118,496
11,500 Landis+Gyr Group AG ............................... 726,301
12,600 Mueller Industries Inc. .............................. 1,396,080
2,557,949
Financial Services — 12 .9%
1,000 American Express Co. ............................... 302,480
1,800 American International Group Inc. ............. 135,450
2,500 Bank of America Corp. .............................. 121,875
3 Berkshire Hathaway Inc. , Cl. A † ................ 2,154,420
7,500 Citigroup Inc. ........................................... 850,575
8,000 Deutsche Bank AG .................................... 238,240
5,500 EXOR NV ................................................. 417,349
5,972 Fifth Third Bancorp ................................... 277,459
27,000 FinecoBank Banca Fineco SpA ................... 590,922
150,000 GAM Holding AG † .................................... 19,885
1,000 Julius Baer Group Ltd. .............................. 72,736
20,000 Kinnevik AB , Cl. A † ................................... 122,113
2,700 Morgan Stanley ........................................ 444,339
40,000 Resona Holdings Inc. ............................... 434,139
101,000 Sony Financial Group Inc. ......................... 91,133
22,800 Sony Financial Group Inc. , ADR † .............. 102,828
3,500 State Street Corp. ..................................... 442,960
1,000 T. Rowe Price Group Inc. .......................... 90,140
10,000 The Bank of New York Mellon Corp. .......... 1,186,300
1,500 The PNC Financial Services Group Inc. ...... 312,135
7,000 UBS Group AG ......................................... 273,490
2,000 Wells Fargo & Co. .................................... 159,220
8,840,188
Food and Beverage — 9 .6%
3,600 Canada Packers Inc. ................................. 52,198
5,000 Danone SA ............................................... 398,999
40,000 Davide Campari-Milano NV ....................... 283,414
6,000 Diageo plc , ADR ....................................... 446,700
6,200 Fomento Economico Mexicano SAB de CV ,
ADR ..................................................... 688,572
2,500 General Mills Inc. ..................................... 93,050
2,000 Heineken NV ............................................ 153,266
Shares
Market
Value
4,000 Kerry Group plc , Cl. A ............................... $ 316,241
53,000 Kikkoman Corp. ........................................ 479,222
16,500 Maple Leaf Foods Inc. .............................. 355,834
3,000 McCormick & Co. Inc. .............................. 151,140
3,000 McCormick & Co. Inc., Non-Voting ........... 151,320
3,600 Molson Coors Beverage Co. , Cl. B ............. 155,016
13,800 Nestlé SA ................................................. 1,353,422
3,000 Pernod Ricard SA ..................................... 222,686
14,000 Remy Cointreau SA .................................. 595,170
16,500 The Campbell's Company ......................... 367,455
6,000 The Kraft Heinz Co. ................................... 134,940
11,000 Yakult Honsha Co. Ltd. ............................. 184,367
6,583,012
Health Care — 2 .8%
20,000 Achaogen Inc. † (a) .................................... 0
4,000 Bristol-Myers Squibb Co. .......................... 242,600
800 GSK plc , ADR ........................................... 44,152
9,000 Haleon plc , ADR ....................................... 90,090
700 ICU Medical Inc. † ..................................... 90,405
1,000 Idorsia Ltd. † ............................................ 4,340
2,400 Johnson & Johnson ................................. 586,656
16,000 Perrigo Co. plc ......................................... 171,840
10,000 Pfizer Inc. ................................................ 280,800
5,000 Roche Holding AG , ADR ........................... 248,550
10,000 Viatris Inc. ............................................... 135,100
1,894,533
Hotels and Gaming — 1 .4%
13,000 Caesars Entertainment Inc. † ..................... 343,590
40,000 Ollamani SAB † ......................................... 163,477
180,000 The Hongkong & Shanghai Hotels Ltd. † .... 134,291
3,000 Wynn Resorts Ltd. ................................... 304,650
946,008
Machinery — 3 .6%
2,000 Albany International Corp. , Cl. A ................ 104,420
138,000 CNH Industrial NV, New York .................... 1,518,000
2,666 NKT A/S † ................................................. 342,878
3,000 Tennant Co. .............................................. 199,200
21,024 Twin Disc Inc. ........................................... 316,832
2,481,330
Metals and Mining — 0 .1%
11,300 Ampco-Pittsburgh Corp. † ......................... 75,936
Publishing — 0 .3%
75,000 Louis Hachette Group ............................... 135,191
27,000 The E.W. Scripps Co. , Cl. A † ..................... 100,440
235,631
Real Estate — 0.0%
1,000 Millrose Properties Inc. , Cl. B .................... 28,000
Retail — 0 .8%
4,000 Nathan's Famous Inc. ............................... 402,920

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
2,500 Prosus NV ................................................ $ 112,638
1,500 Zalando SE † ............................................. 35,629
551,187
Specialty Chemicals — 1 .2%
700 Ashland Inc. ............................................. 38,927
3,200 Darling Ingredients Inc. † .......................... 197,920
3,000 International Flavors & Fragrances Inc. ..... 217,650
5,000 Novonesis Novozymes B .......................... 295,815
500 Sika AG .................................................... 81,228
200 The Chemours Co. .................................... 4,406
835,946
Telecommunication Services — 5 .7%
2,700 Cogeco Communications Inc. ................... 137,028
2,800 Cogeco Inc. .............................................. 139,547
11,500 Deutsche Telekom AG ............................... 424,688
20,000 Deutsche Telekom AG , ADR ...................... 741,600
200,000 Grupo Televisa SAB , ADR ......................... 582,000
75,000 Koninklijke KPN NV .................................. 416,366
30,000 Liberty Global Ltd. , Cl. A † ......................... 362,700
15,000 Liberty Global Ltd. , Cl. C † ......................... 175,950
60,000 Pharol SGPS SA † ..................................... 5,146
14,500 Proximus SA ............................................ 117,319
7,500 Sunrise Communications AG , Cl. A ........... 443,847
100,000 Telefonica Deutschland Holding AG † ......... 245,040
3,000 Verizon Communications Inc. ................... 150,600
3,941,831
Wireless Telecommunication Services — 5 .7%
17,000 Millicom International Cellular SA ............. 1,273,980
5,000 Orange Belgium SA † ................................ 116,741
5,000 T-Mobile US Inc. ...................................... 1,050,150
11,200 VEON Ltd. , ADR † ..................................... 518,560
66,200 Vodafone Group plc , ADR ......................... 994,324
3,953,755
TOTAL COMMON STOCKS ........................ 63,733,038
RIGHTS — 0 .1%
Retail — 0 .1%
100,000 Walgreens Boots Alliance Inc. , CVR † ........ 50,000
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 7 .3%
$ 5,066,000 U.S. Treasury Bills,
3.602 % to 3.781% †† ,
04/02/26 to 07/02/26 ............................ 5,039,208
TOTAL INVESTMENTS — 100.0%
(Cost $ 45,064,257 ) ............................... $ 68,822,246
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 43 .1% $ 29,680,423
Europe .............................. 40 .6 27,900,892
Japan ............................... 8 .1 5,541,375
Canada .............................. 3 .4 2,350,536
Latin America ....................... 2 .8 1,952,609
Asia/Pacific ......................... 2 .0 1,396,411
100.0% $ 68,822,246